Summary of material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of material accounting policies
Basis of preparation

2.1Basis of preparation

The consolidated financial statements of IHS have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS® Accounting Standards”).

The consolidated financial statements have been prepared on a historical cost basis except as indicated for certain financial assets and liabilities (including derivative financial instruments) that have been measured at fair value.

In management’s opinion, the accompanying consolidated financial statements contain all necessary adjustments, consisting solely of normal recurring adjustments, necessary for a fair statement of its consolidated financial position as of December 31, 2024, and 2023. These also fairly reflect the results of operations for the twelve months ended December 31, 2024, 2023, and 2022, as well as the consolidated cash flows and consolidated statement of changes in equity for the same periods. Certain amounts related to financial instruments in the prior period consolidated statement of loss and other comprehensive income, consolidated statement of financial position, and consolidated statement of cash flows have been reclassified to conform to the current year presentation.

2.1.1Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year, except the new standards, amendments and interpretations adopted by the Group during the year.

(a)New standards, amendments and interpretations adopted by the Group

The Group has applied the following standards, amendments and interpretations for the first time for its annual reporting period commencing January 1, 2024:

●	Classification of Liabilities as Current or Non-current - Deferral of Effective Date (Amendment to: IAS 1 Presentation of Financial Statements (“IAS 1”);
●	Non-current Liabilities with Covenants Amendments to: IAS 1;
●	Lease Liability in a Sale and Leaseback Amendments to: IFRS 16 Leases (“IFRS 16”);
●	Supplier finance arrangements - Amendments to: IAS 7 Statement of Cash Flows (“IAS 7”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”);
●	Climate-related Commitments (IAS 37 Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”));
●	Payments Contingent on Continued Employment during Handover Periods (IFRS 3 Business Combinations (“IFRS 3”)); and
●	Disclosure of Revenues and Expenses for Reportable Segments (IFRS 8 Operating Segments (“IFRS 8”)).

Refer to note 5 for the updated disclosures related to the Disclosure of Revenues and Expenses for Reportable Segments.

Other than the above, none of the above had a material effect on the Group’s financial statements.

(b)New standards, amendments and interpretations not yet adopted by the Group

Certain new accounting standards, interpretations and amendments have been published that are not effective for December 31, 2024, reporting period and have not been early adopted by the Group. These are as follows:

●	Lack of Exchangeability (Amendments to: IAS 21 The Effects of Changes in Foreign Exchange Rates (“IAS 21”));
●	Presentation and Disclosure in Financial Statements (IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”)) ;
●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to: IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7); and
●	Contracts Referencing Nature-dependent Electricity (Amendments to: IFRS 9 and IFRS 7).

The Company is in the process of analyzing the impact of the above.

Consolidation

2.2.Consolidation

(a)Subsidiaries

The consolidated financial statements include the financial information and results of the Company and those entities in which it has a controlling interest. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are all entities (including structured entities) over which the Group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date the control ceases. All intercompany balances and transactions have been eliminated.

(b)Business acquisitions

For acquisitions that meet the definition of a business combination, the Group applies the acquisition method of accounting where assets acquired and liabilities assumed are recorded at fair value at the date of each acquisition, and the results of operations are included with those of the Group from the dates of the respective acquisitions. Any excess of the purchase price paid by the Group over the amounts recognized for assets acquired and liabilities assumed is recorded as goodwill and any acquisition related costs are expensed as incurred. The Group recognizes any non-controlling interests in the acquiree either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets.

The consideration transferred for the acquisition comprises the fair value of the assets transferred, liabilities incurred, equity interests issued by the Group and any contingent consideration. Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as of the date of acquisition. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

If the Group gains control in a business combination in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date; any gains or losses arising from such remeasurement are recognized in income or loss.

Where the Group acquires a portfolio of tower assets and associated revenue contracts judgment is required in determining whether the transaction meets the definition of a business combination. The Group makes this judgment on a case by case basis taking into account the specific facts and circumstances of each transaction including the substance of other elements of the transactions such as transferred systems, processes, workforce and novated supplier contracts.

The Group has considered whether any of its business combinations represent a sale and leaseback transaction from a lessor perspective. It has been determined that since the space on towers and associated assets are able to be leased to multiple tenants without restriction, that no such arrangement of the entire tower site portfolio acquired exists.

(c)Transactions with non-controlling interests

The Group treats transactions with non-controlling interests as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Company.

(d)	Assets held for sale

The Group classifies non-current assets and assets and liabilities within a disposal group (“disposal group”) as held for sale if the disposal group is available for sale immediately, the sale is being actively marketed, management is committed to a plan to sell the assets under usual terms, the sale is highly probable and the sale is expected to be completed within 12 months from the date of classification. The Group will not depreciate or amortize assets while it is part of a disposal group classified as held for sale.

(e)	Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries that the Group has disposed of and that have previously been recorded in other comprehensive income or expense are also recognized as part of the gain or loss on disposal.

Segment reporting

2.3Segment reporting

Operating segments are components of IHS’ business activities about which separate financial statements are available and reported internally to the chief operating decision maker. The Group’s Executive Committee has been identified as the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.

The Group’s Executive Committee currently consists of the Chief Executive Officer (“CEO”), the Chief Operating Officer (“COO”), the Chief Financial Officer (“CFO”), the General Counsel, the IHS Nigeria CEO and the Chief Human Resource Officer.

Where operating segments share similar characteristics, they are aggregated into reportable segments. For the current year, the Group has identified four reportable and operating segments as follows: Nigeria, Sub Saharan Africa (“SSA”), Middle East and North Africa (“MENA”) and Latin America (“Latam”). Following the disposal of IHS Kuwait in December 2024, MENA will not be a reportable segment for the year ended December 31, 2025 and onwards.

Foreign currency translation

2.4Foreign currency translation

(a)Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in U.S. dollars.

(b)Exchange rates

The Group assesses the appropriate exchange rate to use for financial reporting purposes taking into account relevant factors. Such factors includes access to those rates in the future to meet payments or dividends, any existence of multiple exchange rates, available rates in official markets for settlement of transactions, etc.

The Group uses the USD/NGN rate published by Bloomberg for the translation of USD transactions and denominated balances in the Nigerian subsidiaries and also for consolidation purposes.

(c)Transactions and balances

Foreign currency transactions are translated into the functional currency of each entity using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in income or loss. Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the consolidated statement of loss and other comprehensive income within finance income or finance cost. Foreign exchange gains and losses that relate to other monetary items are presented in the consolidated statement of loss and other comprehensive income within cost of sales, administrative expense and other income as appropriate.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities designated as fair value through other comprehensive income are recognized in other comprehensive income.

The results and financial position of all the Group entities (none of which has the currency of a hyper inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
●	income and expenses for each statement of income/loss and other comprehensive income/loss are translated at the monthly average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
●	all resulting exchange differences are recognized in other comprehensive income/loss.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations are taken to other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising are recognized in other comprehensive income.

Revenue recognition

2.5Revenue recognition

Our revenue is derived from fees paid by our customers for services from our colocation business and its ancillary managed services.

The colocation business involves the lease of space on IHS owned and leased towers and our fixed copper and fiber network infrastructure, which are shared by various operators and data service providers. Revenue is generated on towers either from anchor tenants (original tenants on towers) or colocation tenants (subsequent tenants) when they install equipment on towers and on cable and fiber networks from tenants when they use the fixed network infrastructure to provide connectivity to/from towers or to provide broadband services to their customers. A portion of colocation arrangements for the rental of space on the towers, other assets on tower sites on which the use of space is dependent and the use of fixed copper and fiber network infrastructure dedicated to an individual customer is within the scope of IFRS 16. A portion of colocation arrangements for the provision of services, energy charges and use of shared fixed copper and fiber network infrastructure is within the scope of IFRS 15 as a provision of service. The Group also offers ancillary services to manage tenant operations of existing customers on a limited basis. Revenue from such managed services is within the scope of IFRS 15.

In determining the amounts of colocation revenue from our contracts with customers that fall within the scope of IFRS 15 or IFRS 16, the Group considers whether there are separate performance obligations to which a portion of the transaction price needs to be allocated and revenue recognized separately.

For colocation services the Group determines the transaction price (including lease and non-lease elements) at contract inception and considers the effects of:

●	Variable consideration - The contractual price may be subject to service credits, price indexation, discounts provided on site consolidation and discounts associated with site occupancy. All of these items of variable consideration are considered to relate to individual service periods of series performance obligations, or represent contingent rentals, and are therefore recognized in the future periods in which they arise rather than when estimating the transaction price at contract inception.
●	The existence of significant financing components - Financing components are not expected to be significant as services and payments are generally in line over the period of the contract.
●	Consideration payable to the customer (if any) - Payments to customers (such as rebates and discounts refunded to the customer and payments for exit fees) are deducted from transaction price unless they are payments for a distinct good or service supplied to the Group in return for the payments.

At the date of contract inception, the Group determines the stand-alone selling prices of the performance obligations (including the lease elements of the contract) using a combination of data on observable prices from comparable managed service arrangements, supplemented by the cost plus a margin approach. The Group allocates the transaction price to these non-lease elements of the contract and between performance obligations within the non-lease element of the contract on the basis of relative stand-alone selling price.

Revenue is typically invoiced quarterly in advance except where a deferral of invoicing has been agreed with a customer such as where there is an ongoing dispute over pricing in which case revenue is recognized upon satisfaction of performance obligations on the basis of the expected outcome of such disputes. Customer contracts typically require payment within 30 to 60 days.

Revenue also includes estimates for services provided where billing is not completed, including in respect of (1) tower sites coming into service, or changes in customer implemented technologies since the most recent invoicing cycle and (2) services subject to ongoing negotiation regarding price or other contract interpretation disputes with customers. For each of these scenarios, revenue is accrued based on management’s expectation of the final billable amounts based primarily on historical experience.

(a)Colocation services revenue (non-lease)

For non-lease revenue, two separate performance obligations have typically been identified, one in respect of the operation of tower infrastructure and one in respect of the provision of maintenance services and power, with each being a series of performance obligations to stand ready to deliver the required services.

The identification of these two performance obligations does not change the timing of revenue recognition of the non-lease component as both are typically satisfied over the same time period. In limited cases, contracts may provide the customer with a right to purchase additional services at a significant discount. In these cases, the material right is also identified as a performance obligation.

On initial recognition of revenue, the Group assesses the recoverability of revenue taking into account our contractual rights and obligations to consideration, our exposure to our customer’s credit risk and our practice of managing credit risk exposure through the occasional negotiation of price concessions with customers and recognizes the revenue, in respect of satisfied performance obligations, which is expected to be recovered. Recognition of amounts not expected to be recovered is considered variable consideration and is contingent upon the receipt of funds from the customer (see note 3.2(b)). The assessment of amounts expected to be recovered are closely aligned with the assumed credit risk of the customer, determined as part of the assessment of expected credit losses made in accordance with the Group’s IFRS 9 expected credit loss policy as described in note 2.12.4.

(b)Colocation services revenue for which the Group is a lessor

The portion of colocation revenue, for which IHS is the lessor, is treated as a lease. Contracts are assessed at inception to determine whether this element of the colocation services are finance or operating leases. At present all arrangements are assessed to be operating leases with revenue including fixed escalation clauses present in non-cancellable lease agreements recognized on a straight line basis over the current lease term of the related lease agreements, when collectability is reasonably assured. The duration of these lease arrangements is typically between 5 and 10 years. Escalation clauses tied to the Consumer Price Index (“CPI”) or other inflation based indices, are excluded from the straight line calculation, however, any fixed increases are included.

Revenue is recognized in the accounting period in which the rental income is earned and services are rendered. Amounts billed or received for services prior to being earned are deferred and reflected in deferred revenue until the criteria for recognition have been met.

(c)Managed services revenue

Revenue from managed services contracts with customers is recognized when the services are delivered at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

Revenue is recognized in the accounting period in which the services are rendered by reference to the stage of completion based on the terms of each contract. Services revenues are derived under contracts or arrangements with customers that provide for billings either on a fixed price basis or a variable price basis, which includes factors such as time and expenses. Revenues are recognized as services are performed. Amounts billed or received for services prior to being earned are deferred and reflected in deferred revenue in the accompanying consolidated statement of financial position until the criteria for recognition have been met.

Leases

2.6Leases

The Group is a lessee of various assets, comprising land and buildings, towers, equipment and motor vehicles. The determination whether an arrangement is, or contains, a lease is based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

The following sets out the Group’s lease accounting policy for all leases with the exception of leases with low-value (i.e. < $5,000) and short-term of less than 12 months for which the Group has taken the exemption under the standard and are expensed to income or loss as incurred.

(a)Lease assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use under the contract). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date (which do not form part of the lease liability value at the commencement date). Right-of-use assets are depreciated on a straight-line basis over the shorter of their estimated useful life and the lease term.

The right-of-use assets are tested for impairment in accordance with IAS 36 Impairment of Assets (“IAS 36”).

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised and any periods covered by an option to terminate the lease, if it is reasonably certain that the termination options will not be exercised. The Group has the option under some of its leases to lease the assets for additional periods of up to 10 years. The Group applies judgment in evaluating whether it has a unilateral option to renew the lease for a further period and is reasonably certain to exercise the option to renew (note 3). That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew.

After initial recognition of a lease, the Group only reassesses the lease term when there is a significant event or a significant change in circumstances, which was not anticipated at the time of the previous assessment. Significant events or significant changes in circumstances could include merger and acquisition or similar activity, legal or regulatory changes or detailed management plans indicating a different conclusion on optional periods to the previous assessment. Where a significant event or significant change in circumstances does not occur, the lease term and therefore, the lease liability and right-of-use asset value, will decline over time.

Lease modifications that increase the scope of a lease by adding the right to use one or more underlying assets in return for consideration commensurate with the stand-alone price for the additional lease components are treated as separate leases. If a lease modification decreases the scope of the lease, the Group remeasures both the right-of-use asset and the lease liability and recognises any gain or loss in the income statement. Other lease modifications result in a remeasurement of the lease liability with an adjustment to the right-of-use asset. Remeasured lease liabilities are discounted at the modification date using a current discount rate.

(b)Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of all remaining lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments where the contracts specify fixed or minimum uplifts) and variable lease payments that depend on an index or a rate.

The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

Due to the nature of our leased assets the interest rate implicit in the lease is usually not readily determinable, the Group therefore uses the incremental borrowing rate in calculating the present value of lease payments at the lease commencement date. The incremental borrowing rate is calculated using a series of inputs, including: a local currency cost of debt for each country based on local borrowing (or where not available, an inflation adjusted USD cost of debt which encompasses the country specific adjustment), an adjustment for the duration of the referenced borrowings to arrive at an interest rate for a one-year facility, and an adjustment for the lease term based on local government, US or Eurozone bond yields, as appropriate in the context of each country’s debt markets.

The finance cost is charged to income or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term or a change in the in-substance fixed lease payments.

Interest income	2.7Interest income Interest income is recognized in income or loss and is calculated using the effective interest method as set out in IFRS 9.
Property, plant and equipment

2.8Property, plant and equipment

These are mainly towers and towers equipment, fiber telecommunications network cables and equipment, land and buildings, furniture and office equipment, motor vehicles and capital work in progress that are used directly by the Group in the provision of services to customers, or for administrative purposes. The assets are carried at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the assets including amounts related to the cost of future decommissioning and site restoration obligations.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the asset will flow to the Group and the cost can be measured reliably.

Where an asset is replaced, the carrying amount of the replaced asset is derecognized. All other repairs and maintenance are charged to income or loss during the financial period in which they are incurred.

Freehold land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Towers and tower equipment Base station towers (including civil costs and overheads)
• Base station equipment (including civil costs and overheads)	10-20 years
• Base station equipment (other equipment)	15 years
• Base station equipment (rectifier and solar power)	10 years
• Base station equipment (alarm and battery)	3-5 years
• Base station equipment (generator & generator overhaul)	1-5 years
• Base station equipment (base transmission equipment)	8-10 years
Fiber assets
• Fixed line network equipment (including civil works, duct system, cable system and survey costs)	25 years
• Outdoor cabinet	10 years
Land and buildings, furniture and office equipment, and motor vehicles
• Office complex	40 years
• Furniture and office equipment	3 years
• Motor vehicles	4 years

Asset residual values and useful lives are reviewed and adjusted if appropriate, at the end of each reporting period. Where an indication of impairment exists, an asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in income or loss for the period. The Group assesses its property, plant and equipment for possible impairment if there are events or changes in circumstances that indicate that carrying values of the assets may not be recoverable, or at least at the end of every reporting period. Such indicators could include changes in the Group’s business plans, changes in diesel prices, evidence of physical damage and technological changes and impacts of obsolescence including those driven by climate change.

Intangible assets and goodwill

2.9Intangible assets and goodwill

Goodwill arises on the acquisition of businesses and represents the excess of the consideration transferred, the amount of any non-controlling interests in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired. If the total of consideration transferred, non-controlling interests recognized and previously held interest measured at fair value is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognized directly in income or loss.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash generating units (“CGUs”), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at or below the operating segment level. Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of the CGU, or group of CGUs, containing the goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs of disposal. Any impairment is recognized immediately as an expense and is not subsequently reversed.

(a)Network and customer-related intangible assets

Network related intangible assets represent future income from leasing excess tower capacity to new tenants. Customer-related intangible assets represent customer contracts and relationships. Network and customer-related intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Network and customer-related intangible assets have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost of network and customer-related intangible assets over their estimated useful lives of 14-35 years (2023: 14-35 years, 2022: 14-34 years) and 5-41 years (2023: 5-41 years, 2022: 5-41 years) respectively. The remaining amortization period for network and customer-related assets are between 2-31 years (2023: 3-32 years, 2022: 4-33 years) and 18-38 years (2023: 19-39 years, 2022: 20-40 years) respectively.

(b)Licenses

Separately acquired licenses are shown at historical cost. Licenses acquired in a business combination are recognized at fair value at the acquisition date. Licenses have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over their estimated useful lives of 3-15 years (2023: 3-15 years, 2022: 3-15 years).

(c)Computer software

Costs associated with maintaining computer software programs are recognized as expenses as incurred. Acquired computer software licenses are capitalized at the cost incurred to acquire and bring into use the software. Amortization is calculated using the straight-line method over their estimated useful lives of three to five years.

Impairment of nonfinancial assets

2.10Impairment of non-financial assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired (note 3). Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Inventories

2.11Inventories

Inventories are stated at the lower of cost and estimated net realizable value. Cost comprises direct materials costs and where applicable, direct labor costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the first-in, first-out method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. If the carrying value exceeds net realizable amount, a write down is recognized. The write-down may be reversed in a subsequent period if the circumstances which caused it no longer exist. In other instances, where the net realizable value of an inventory item is not readily determinable, management assesses the age and the risk of obsolescence of such items in determining net realizable value of such items using an appropriate age/obsolescence factor model.

Financial assets

2.12Financial assets

2.12.1Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income (OCI) or through income or loss); and
●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. The Group reclassifies debt investments when and only when its business model for managing those assets changes.

2.12.2Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

2.12.3Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs directly attributable to financial assets carried at FVPL are expensed in income or loss.

a)Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group measures its debt instruments at amortized cost as assets are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in income or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated statement of loss and other comprehensive income.

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are reflected within borrowings in current liabilities in the consolidated statement of financial position.

b)Equity instruments

The Group subsequently measures all equity investments at fair value. The Group has elected to present fair value gains and losses on equity investments in OCI. There is no subsequent reclassification of fair value gains and losses to income or loss following the derecognition of the investment.

2.12.4Impairment

The Group adopted the simplified approach and evaluates each customer individually for the purpose of estimating the impairment at the reporting date rather than using a portfolio approach. The Group has limited history of losses and given the short duration of receivables, the Group uses the experienced credit judgment (ECJ) approach to estimate the impairment of trade receivables in accordance with the expected credit loss (ECL) requirement of IFRS 9.

The ECJ approach assesses the credit risk of the customer at the reporting date to evaluate the customer’s capacity to meet its contractual cash flow obligations in the near term and combines this with an evaluation of the impact of changes in economic and business conditions on the customer’s ability to pay.

2.12.5Cash and cash equivalents

Cash and cash equivalents comprise of cash balances and bank deposits with an original maturity of three months or less, which are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Financial liabilities

2.13Financial liabilities

2.13.1Classification

The Group’s financial liabilities are classified at amortized cost. Financial liabilities are recognized initially at fair value and net of directly attributable transaction costs. The Group’s financial liabilities are borrowings and trade and other payables.

Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the consolidated statement of loss and other comprehensive income over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are derecognized from the consolidated statement of financial position when the obligation specified in the contract is discharged, canceled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statement of loss and other comprehensive income as other income or finance costs. Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognized in the consolidated statement of loss and other comprehensive income, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Borrowings are classified as current liabilities unless the Group has a right to defer settlement of the liability for at least 12 months after the reporting period.

Derivative financial instruments

2.14Derivative financial instruments

Derivatives are financial instruments that derive their value from an underlying price or index. A derivative instrument gives one party a contractual right to exchange financial assets and financial liabilities with another party under conditions that are potentially favorable or financial liabilities with another party under conditions that are potentially unfavorable. Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

Where we have an obligation to purchase non-controlling interests that will be settled for a variable number of own shares, rather than cash, another financial asset, or a fixed number of shares, our policy is to treat this as a derivative transaction and measure it at fair value and any change to fair value is recognized in income or loss.

Embedded derivatives

2.15Embedded derivatives

An embedded derivative is a component of a hybrid (combined) instrument that also includes a non-derivative host contract. An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates or other variable (provided in the case of a non-financial variable that the variable is not specific to a party to the contract).

An embedded derivative is only separated and reported at fair value with gains and losses being recognized in the consolidated statement of loss and other comprehensive income when the following requirements are met:

●	where the economic characteristics and risks of the embedded derivative are not clearly and closely related to those of the host contract;
●	the terms of the embedded derivative are the same as those of a stand-alone derivative; and
●	the combined contract is not held for trading or designated at fair value through profit or loss.

The Group’s listed bonds include embedded put and call features which are bifurcated at the time of issuance of the bonds.

The Group employed valuation techniques commonly used by market participants to evaluate bonds with embedded options, including discounted cash flow and option pricing models, and makes maximum reference to market inputs. The techniques adopted include the major factors that market participants would consider in setting a price and are consistent with accepted economic methodologies for pricing financial instruments. The options are valued equivalent to an American Receiver Swaption under the Hull & White Model.

A significant portion of the Group’s Contracted Revenue pricing is denominated in U.S. dollars and the amount of local currency due is determined by reference to the U.S. dollar amount invoiced, translated at the spot rate or an average rate to the respective subsidiary. This represents an embedded foreign currency derivative in a host contract.

Management’s judgment is that where fees that are priced in USD are translated to local currency at the time of billing using a liquid market exchange rate, derivatives are not bifurcated as of the time the contracts are entered into. They are considered closely related to the host contract since they are denominated in a currency that is commonly used in the regions that the Group operates in (U.S. dollar being a relatively stable and liquid currency that is commonly used for pricing in local business transactions and trade).

Where fees priced in USD are translated to local currency at the time of billing using a fixed, pre-determined exchange rate, or an exchange rate which is not referenced to a liquid market exchange rate, derivatives are bifurcated at the time the contracts are entered into.

Current and deferred income tax

2.16Current and deferred income tax

(a)Deferred income tax

Deferred income tax is recognized in full, using the liability method, on all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is crystallized.

Deferred income tax liabilities are not recognized if they arise from initial recognition of goodwill on a business combination. The initial recognition exemption is not applied for transactions that give rise to equal taxable and deductible temporary differences, for example leases within the scope of IFRS 16 and decommissioning provisions.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.

(b)Current income tax

Current income tax is recognized in income or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted by the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Employee benefits

2.17Employee benefits

(a)Defined contribution schemes

The Group operates a number of defined contribution plans which are funded by contributions from the Group and the employees based on the law ruling in each country. The amounts contributed by the Group are recognized as employee benefit expenses and are charged to income or loss in the period to which the contributions relate. The Group has no further payment obligation once the contributions have been paid. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payment is available.

(b)Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(c)Other long-term employee benefits

The Group’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in the consolidated statement of loss and other comprehensive income in the period in which they arise.

Share-based payments

2.18Share-based payments

The Group operates a number of equity settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options) of the Company. Equity settled share-based payment obligations granted to employees are measured at their fair value (at the date of grant or the date of amendment in the case of modification of terms) and the fair value is recognized as an expense in income or loss, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions (for example, profitability, sales growth targets are expected to be met), such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

In the event of a modification of the terms of the equity instruments, if the fair value of the new amended instruments is greater than the fair value of the original instruments as of the modification date, then for options vested at the modification date, the incremental fair value is recognized in income or loss immediately and for unvested options, the incremental amount is recognized in income or loss over the remaining vesting period.

In prior periods, and up to July 10, 2019, the share-based compensation plans operated by the Group were classified and accounted for as cash-settled instruments. Options were measured at their fair value (at the date of grant) and the fair value was recognized as an expense in income or loss with a corresponding liability recognized. Cash settled share-based payment liabilities were remeasured at the end of each reporting period up to the date of settlement, with any changes in fair value recognized in income or loss. At the end of each reporting period and up to July 10, 2019, the Group revised its estimates of the number of options that were expected to vest based on the non-market vesting conditions and service conditions and recognized the impact of the revision to original estimates, if any, in income or loss, with a corresponding adjustment to liability. Refer to note 28 for further information.

To the extent that the Group grants shares or share options in a subsidiary in a B-BBEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is recognized as a share-based payment expense in the consolidated statement of loss and other comprehensive income. If there are no vesting conditions, then the expense is recognized in full at the grant date.

Decommissioning and site restoration obligations

2.19Decommissioning and site restoration obligations

The Group makes provision for any future cost of decommissioning of its telecommunication towers where required by regulation or land lease terms. These costs are expected to be incurred within a period of up to 20 years depending on the term of the leasehold. The Group estimates this provision using existing technology at current prices as quoted by decommissioning experts, escalated at the relevant inflation factor. The inflated decommissioning provision is subsequently discounted to present value using the Group’s incremental borrowing rate for borrowings over the expected term of the leasehold. The timing of each decommissioning will depend on the term of the lease and whether or not the lessor intends to renew the rental contract. A corresponding amount is recognized as part of property, plant and equipment. This is subsequently depreciated as part of the tower. Other than the unwinding discount on the provision, any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding item of property, plant and equipment.